Document and Entity Information Document and Entity Information	Jan. 16, 2024
Cover Page [Abstract]
Document Type	8-K/A
Document Period End Date	Jan. 16, 2024
Entity Registrant Name	Target Corporation
Entity Central Index Key	0000027419
Amendment Flag	true
Entity Incorporation, State or Country Code	MN
Entity File Number	1-6049
Entity Tax Identification Number	41-0215170
Entity Address, Address Line One	1000 Nicollet Mall,
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55403
City Area Code	(612)
Local Phone Number	304-6073
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0833 per share
Trading Symbol	TGT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	This Form 8-K/A amends the Form 8-K filed by Target Corporation (“Target”) on January 18, 2024, which reported the intention of Don H. Liu, Executive Vice President and Chief Legal & Compliance Officer, to retire from Target. On August 12, 2024, Target and Mr. Liu entered into an agreement (the “Transition Agreement”) providing that Mr. Liu will be employed by Target as a non-executive officer in a strategic advisor role, commencing August 24, 2024 and ending May 24, 2025. Throughout the term of the Transition Agreement, Mr. Liu will continue to receive the rate of base salary currently in effect and the same target bonus opportunity as members of Target’s leadership team. The foregoing description of the Transition Agreement is qualified in its entirety by reference to the full text of the Transition Agreement, a copy of which will be filed as an exhibit to Target’s Quarterly Report on Form 10-Q for the fiscal quarter ending November 2, 2024.